Eaton Vance
Missouri Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.6%
Security	Principal Amount (000's omitted)	Value
Education — 4.9%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$ 1,085,570
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,011,620
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 1.06%, 3/1/40(1)	500	500,000
University of Missouri, 5.00%, 11/1/25	1,000	1,044,780
		$ 3,641,970
Electric Utilities — 5.0%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,016,900
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36(2)	595	643,629
Green Bonds, 5.25%, 12/1/40(2)	500	544,620
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,558,050
		$ 3,763,199
General Obligations — 32.9%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 815,437
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,458,333
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	406,504
4.00%, 3/1/38	500	505,815
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,115,120
5.00%, 3/1/40	1,000	1,109,720
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,068,840
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	930,589
Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,088,060
Independence School District, MO, 5.50%, 3/1/34	1,000	1,105,990
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/39	1,850	1,950,122
Jefferson City School District, MO:
5.00%, 3/1/36	810	860,730
5.00%, 3/1/38	500	536,265
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,086,890
Kansas City, MO:
3.125%, 2/1/39	1,000	847,420
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kansas City, MO: (continued)
5.00%, 2/1/32	$450	$ 494,037
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,028,260
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	835,980
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	2,000	2,313,240
Puerto Rico, 5.625%, 7/1/29	750	768,788
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,095,780
Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,006,120
University City School District, MO:
0.00%, 2/15/32	1,000	724,410
0.00%, 2/15/33	1,000	694,890
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	705,639
		$24,552,979
Hospital — 16.7%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,017,550
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	943,080
5.00%, 1/1/44	2,175	2,187,854
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/42	1,000	964,640
4.00%, 5/15/48	1,000	918,900
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,220,987
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,000,390
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/49	2,500	2,266,775
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System):
4.00%, 11/15/33	1,480	1,490,316
4.00%, 11/15/42	500	486,620
		$12,497,112
Housing — 3.2%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 663,155
3.00%, 11/1/39	605	531,656
3.00%, 11/1/44	770	720,812

Eaton Vance
Missouri Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.75%, 11/1/43	$485	$ 472,570
		$ 2,388,193
Industrial Development Revenue — 2.3%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$ 1,711,987
		$ 1,711,987
Insured - Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$ 85,336
(AGM), 4.00%, 10/1/38	70	69,831
(AGM), 4.00%, 10/1/39	55	54,317
		$ 209,484
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 954,902
(NPFG), 5.25%, 7/1/34	215	213,699
		$ 1,168,601
Insured - General Obligations — 1.7%
Fort Zumwalt School District, MO, (BAM), 5.00%, 3/1/29	$800	$ 892,344
Wright City R-II School District, MO:
(AGM), 6.00%, 3/1/28	180	206,347
(AGM), 6.00%, 3/1/29	150	175,344
		$ 1,274,035
Insured - Lease Revenue/Certificates of Participation — 6.2%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 1,954,714
(AMBAC), 0.00%, 4/15/30	2,105	1,666,466
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	505,550
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	313,068
(BAM), 4.00%, 3/15/35	200	206,546
		$ 4,646,344
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 3.5%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,647,044
		$ 2,647,044
Insured - Transportation — 4.5%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,773,440
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	395	391,007
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,157,540
		$ 3,321,987
Lease Revenue/Certificates of Participation — 1.4%
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	$940	$ 1,027,928
		$ 1,027,928
Other Revenue — 1.6%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 1.06%, 12/1/37(1)	$1,200	$ 1,200,000
		$ 1,200,000
Senior Living/Life Care — 5.3%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
4.00%, 8/1/31	$305	$ 283,138
5.00%, 8/1/40	500	498,220
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	1,000	807,290
5.00%, 2/1/31	200	201,148
5.00%, 2/1/35	1,000	990,050
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	460,200
5.00%, 9/1/38	250	228,062
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	487,870
		$ 3,955,978
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 300,813

Eaton Vance
Missouri Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$750	$ 711,607
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	19,834
		$ 1,032,254
Transportation — 1.7%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/39	$1,230	$ 1,272,386
		$ 1,272,386
Water and Sewer — 1.4%
Kansas City, MO, Water Revenue:
4.00%, 12/1/40	$500	$ 507,175
4.00%, 12/1/41	550	556,286
		$ 1,063,461
Total Tax-Exempt Municipal Obligations (identified cost $72,079,972)		$71,374,942
Total Investments — 95.6% (identified cost $72,079,972)		$71,374,942
Other Assets, Less Liabilities — 4.4%		$ 3,261,404
Net Assets — 100.0%		$74,636,346
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2022.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $300,813 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 18.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Missouri Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$71,374,942	$ —	$71,374,942
Total Investments	$ —	$71,374,942	$ —	$71,374,942
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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